EQ Advisors TrustSM

Prospectus dated May 1, 2009

This Prospectus describes Portfolios* offered by EQ Advisors Trust and the Class IA shares offered by the Trust on behalf of each Portfolio that you can choose as investment alternatives. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

Equity Portfolios

EQ/Capital Guardian Research

EQ/Large Cap Value PLUS**

EQ/Small Company Index

Fixed Income Portfolios

EQ/Money Market

*	Not all of these Portfolios may be available as an investment in your variable life or annuity product or under your retirement plan. In addition, certain of these Portfolios may be available only as underlying investment portfolios of certain other portfolios of EQ Advisors Trust and may not be available directly as an investment plan under your variable life or annuity product or retirement plan. Please consult your product prospectus or retirement plan documents to see which Portfolios are available under your contract or plan.
**	Please see next page “Overview – Information on Portfolio Name Changes.”

The Securities and Exchange Commission has not approved or disapproved any Portfolio’s shares or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Version 18

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EQ Advisors Trust

Overview

EQ ADVISORS TRUST

EQ Advisors Trust (the “Trust”) consists of sixty-nine (69) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Prospectus describes the Class IA shares of four (4) of the Trust’s Portfolios. Each Portfolio is a diversified Portfolio. Information on each Portfolio, including its investment objectives, investment strategies and investment risks can be found on the pages following this Overview. In addition, a Glossary of Terms is provided at the back of this Prospectus.

The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the “Contracts”) issued by AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Life and Annuity Company, other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan (“AXA Equitable Plan”). Shares also may be sold to other tax-qualified retirement plans, to other series of the Trust and to series of AXA Premier VIP Trust, a separate registered investment company managed by AXA Equitable that currently sells its shares to such accounts and plans. The Prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the AXA Equitable Plan or other retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contract if you are a Contractholder or participant in a retirement plan under a Contract. Please read that prospectus carefully and retain it for future reference.

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), is the investment manager to each Portfolio.

The day-to-day portfolio management of each Portfolio is provided by investment sub-advisers (the “Advisers”). Information regarding the Manager and the Advisers is included under “Management of the Trust” and “About the Investment Portfolios” in this Prospectus. The Manager has been granted relief by the Securities and Exchange Commission (“SEC”) to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval (the “Multi-Manager Order”). The Manager also may allocate a Portfolio’s assets to additional Advisers subject to approval of the Trust’s Board of Trustees. If a new Adviser is retained for a Portfolio, shareholders would receive notice of such action. However, the Manager may not enter into an advisory agreement with an “affiliated person” of the Manager (as that term is defined in the 1940 Act) (“Affiliated Adviser”), such as AllianceBernstein L.P. or AXA Rosenberg Investment Management LLC, unless the advisory agreement with the Affiliated Adviser is approved by the affected Portfolio’s shareholders.

The co-distributors of the Portfolios are AXA Advisors, LLC and AXA Distributors, LLC.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosures carefully before investing.

Information on Portfolio Name Changes

Information on Portfolio Name Changes
Portfolio Name Until December 1, 2008	Portfolio Name Effective December 1, 2008
EQ/AllianceBernstein Value Portfolio	EQ/Large Cap Value PLUS Portfolio*

* Together with the EQ/International Core PLUS Portfolio, the EQ/Mid Cap Value PLUS Portfolio, the EQ/Large Cap Growth PLUS Portfolio and the EQ/Large Cap Core PLUS Portfolio, this Portfolio may be referred to as the PLUS Portfolios.

2	Overview	EQ Advisors Trust

EQ Advisors Trust	Table of contents	3

1. About the investment portfolios

This section of the Prospectus provides a complete description of the principal investment objective, strategies, and risks of each of the Portfolios. Of course, there can be no assurance that any Portfolio will achieve its investment objective. The investment objective and, except as otherwise noted, the investment policies of a Portfolio are not fundamental policies and may be changed without a shareholder vote.

As described more fully on the following pages, the EQ/Large Cap Value PLUS and EQ/Small Company Index Portfolios each has a policy that it will invest at least 80% of its net assets in the particular type of investment suggested by its name. These policies may not be changed without providing at least sixty (60) days’ written notice to the shareholders of the affected Portfolio.

For temporary defensive purposes, each Portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that a Portfolio is invested in these instruments, the Portfolio will not be pursuing its investment goal.

Please note that:

•

A fuller description of each of the principal risks and of the benchmarks is included in the section “More Information on Risks and Benchmarks,” which follows the description of each Portfolio in this section of the Prospectus.

•	Additional information concerning each Portfolio’s strategies, investments, and risks can also be found in the Trust’s Statement of Additional Information.

4	About the investment portfolios	EQ Advisors Trust

Equity Portfolios

EQ/Capital Guardian Research Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities of United States issuers and securities whose principal markets are in the United States, including American Depositary Receipts and other United States registered foreign securities. The Portfolio invests primarily in common stocks of companies with a market capitalization greater than $1 billion at the time of purchase. The Portfolio seeks to achieve long-term growth of capital through investments in a portfolio comprised primarily of equity securities which may include convertible securities; the Adviser seeks to invest in stocks whose prices are not excessive relative to book value, or in companies whose asset values are understated. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may invest up to 15% of its total assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities). In determining the domicile of an issuer, the Adviser takes into account where the company is legally organized, the location of its principal corporate offices, where it conducts its principal operations and the location of its primary listing.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter: (% and time period)	Worst quarter: (% and time period)
16.14% (2003 2nd Quarter)	–23.35% (2008 4th Quarter)
*	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Capital Guardian Research Portfolio — Class IA Shares**	–39.50%	–3.91%	–1.05%
S&P 500 Index†	–37.00%	–2.19%	–2.31%
**	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

EQ Advisors Trust	About the investment portfolios	5

Equity Portfolios (continued)

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Capital Guardian Research Portfolio	Class IA Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.77%
Less Fee Waiver/Expense Reimbursement*	–0.05%
Net Annual Portfolio Operating Expenses**	0.72%
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. Including this reduction the Total Annual Portfolio Operating Expenses for the Portfolio would be 0.71% for Class IA shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$74
3 Years	$241
5 Years	$423
10 Years	$949

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since it commenced operations. As of December 31, 2008, Capital Guardian had $65 billion in assets under management.

Research portfolios are comprised of a team of investment analysts who are responsible for making investment decisions for the portfolio within their individual area of coverage. Each of Capital Guardian’s research portfolios has one or more Research Portfolio Coordinator(s). They are responsible for, among other things, facilitating the communication of investment ideas, monitoring cash flows and allocating the portfolio’s assets among the analysts. Capital Guardian’s Investment Committee oversees this process. Research Portfolio Coordinators also have analyst responsibilities within the research portfolio.

Irfan Furniturwala and Cheryl Frank serve as research coordinators for the Fund and are jointly and primarily responsible for the day-to-day management of the Portfolio.

Irfan M. Furniturwala is a vice president and co-research portfolio coordinator of U.S. equities for Capital International Research, Inc. with research responsibilities for semiconductors, U.S. storage, peripherals and computer hardware companies. Mr. Furniturewala joined Capital International as an analyst in 2001.

Cheryl E. Frank is a vice president and co-research portfolio coordinator of U.S. equities for Capital International Research, Inc. with research responsibilities for the health care services sector, drug retail industry, and software. Ms. Frank joined Capital International in 2002.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

6	About the investment portfolios	EQ Advisors Trust

EQ/Large Cap Value PLUS Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). Large-cap companies mean those companies with market capitalizations within the range of the following indices at the time of purchase: S&P 500 Index (market capitalization range of approximately $489 million - $406 billion as of December 31, 2008), Russell 1000 Index (market capitalization range of approximately $24 billion - $406 billion as of December 31, 2008), S&P 100 Index (market capitalization range of approximately $5 billion - $406 billion as of December 31, 2008) Morningstar Large Core Index (market capitalization range of approximately $8 billion - $219 billion), NYSE 100 Index (market capitalization $14 billion - $406 billion as of December 31, 2008).

The Portfolio’s assets normally are allocated among three investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio seeks to track the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio invests in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion consists of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion consists of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15%-45% in the Active Allocated Portion; 45%-75% in the Index Allocated Portion; and 0%-25% in the ETF Allocated Portion. Each portion of the Portfolio also may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable rebalances each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion of the Portfolio primarily invests in equity securities, which includes common stocks, preferred stocks and securities convertible into or exchangeable for common stocks. The Active Allocated Portion of the Portfolio generally invests in large-cap companies, which are defined for purposes of this portion as companies with market capitalizations of $1 billion or more. The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective.

In managing the Active Allocated Portion, the Adviser uses a value-oriented, “bottom-up” approach (individual stock selection) to find companies that have: (1) low price to earnings ratio; (2) high yield,; (3) unrecognized assets; (4) the possibility of manager change; and (5) the prospect of improved profitability. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the Russell 1000 Value Index with minimal tracking error. The Index invests in the type of security described in the section “More Information on Risks and Benchmarks.” Generally, the Index Allocated Portion employs full replication, holding each company in proportion to its market capitalization weight in the 1000 Value Index, although, in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach strives to match the index characteristics without having to purchase every stock in the index. The Portfolio may from time to time buy and hold appropriate futures contracts.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.” In addition, more information about investing in ETFs and the related risks is included in the section entitled “More Information on Investing in ETFs.”

•	Convertible Securities Risk

•	Equity Risk

•	ETF Risk

•	Focused Portfolio Risk

•	Index-Fund Risk

•	Large-Cap Company Risk

•	Multiple Adviser Risk

EQ Advisors Trust	About the investment portfolios	7

Equity Portfolios (continued)

•	Portfolio Turnover Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The Portfolio’s commencement date was January 1, 1998. The table below shows the Portfolio’s average annual total returns for the Portfolio for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to December 1, 2008 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. Following the investment strategy change, the Portfolio’s assets are managed using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
15.96% (2003 2nd Quarter)	–23.99% (2008 4th Quarter)
*	For periods prior to the date Class IA shares commenced operations (May 18, 2001), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Large Cap Value PLUS Portfolio — Class IA Shares**	–43.06%	–4.43%	–0.68%
Russell 1000 Value Index†	–36.85%	–0.79%	1.36%
**	For periods prior to the date Class IA shares commenced operations (May 18, 2001), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Large Cap Value PLUS Portfolio	Class IA Shares
Management Fee†	0.49%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses†	0.13%
Total Annual Portfolio Operating Expenses	0.62%
Less Fee Waiver/Expense Reimbursement*	0.00%
Net Annual Portfolio Operating Expenses**	0.62%
†	Restated to reflect current fees.
*	Pursuant to a contract, the Manager had agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.75% for Class IA shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

8	About the investment portfolios	EQ Advisors Trust

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (including the expenses of Underlying ETFs incurred indirectly) remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$63
3 Years	$199
5 Years	$346
10 Years	$774

WHO MANAGES THE PORTFOLIO

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion. As of December 31, 2008, AXA Equitable had approximately $90 billion in assets under management.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas assists the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but does not have joint and primary responsibility for management of the ETF Allocated Portion.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and assisted in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas is responsible for assisting in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105 manages the Active Allocated Portion and the Index Allocated Portion of the Portfolio. AllianceBernstein has been an Adviser to the Portfolio since March 1, 2001. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2008, AllianceBernstein had approximately $462 billion in assets under management.

The management of and investment decisions for the Active Allocated Portion of the Portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. No one person is principally responsible for making recommendations for the Active Allocated Portion of the Portfolio. The members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Active Allocated Portion of the Portfolio are: Marilyn Fedak, John Mahedy and David Yuen.

Marilyn Fedak, has been Head of Bernstein Value Equities Business and Co-Chief Investment Officer—US Large Cap Value since 2003. Ms. Fedak is also an executive vice president of AllianceBernstein. From 1993 to 2003, she was Chief Investment Officer for US Large Cap Value Equities.

John Mahedy, has been Co-Chief Investment Officer—US Value Equities since 2003. Previously, he served as director of research—US Value Equities, a position he held since 2001.

David Yuen, has been Director of Research—US Large Cap Value since 2008. Prior to that time he was Director of Research—Emerging Markets Value, since August 2002. Mr. Yuen joined AllianceBernstein in 1998 as a research analyst.

The management of and investment decisions for the Index Allocated Portion of the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative tools. Judith DeVivo is primarily responsible for day-to-day management of the Index Allocated Portion of the Portfolio.

EQ Advisors Trust	About the investment portfolios	9

Equity Portfolios (continued)

Judith DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Mid Cap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

10	About the investment portfolios	EQ Advisors Trust

EQ/Small Company Index Portfolio

INVESTMENT OBJECTIVE: Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index (“Russell 2000”).

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Adviser seeks to match the returns of the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000, using a process known as “optimization.” This process selects stocks for the Portfolio so that industry weightings, market capitalizations and fundamental characteristics (price to book ratios, price to earnings ratios, debt to asset ratios and dividend yields) closely match those of the securities included in the Russell 2000. This approach helps to increase the Portfolio’s liquidity and reduce costs. The securities held by the Portfolio are weighted to make the Portfolio’s total investment characteristics similar to those of the Russell 2000 as a whole.

Over time, the correlation between the performance of the Portfolio and the Russell 2000 is expected to be 95% or higher before the deduction of Portfolio expenses. The Portfolio’s ability to track the Russell 2000 may be affected by, among other things, transaction costs, administration and other expenses incurred by the Portfolio, changes in either the composition of the Russell 2000 or the assets of the Portfolio, and the timing and amount of Portfolio investor contributions and withdrawals, if any. The Portfolio seeks to track the Russell 2000, therefore, the Adviser generally will not attempt to judge the merits of any particular security as an investment.

Securities index futures contracts and related options, warrants and convertible securities may be used, to a limited extent, for a number of reasons, including: to simulate full investment in the Russell 2000 while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or Russell 2000. These instruments are generally considered to be derivatives.

The Portfolio may invest to a lesser extent in short-term debt securities and money market securities to meet redemption requests or to facilitate investment in the securities included in the Russell 2000.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Index-Fund Risk

•	Liquidity Risk

•	Small-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to January 2, 2003.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
22.92% (2003 2nd Quarter)	–26.40% (2008 4th Quarter)
*	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

EQ Advisors Trust	About the investment portfolios	11

Equity Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Small Company Index Portfolio — Class IA Shares**	–33.94%	–1.11%	2.70%
Russell 2000 Index†	–33.79%	–0.93%	3.02%
**	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Small Company Index Portfolio	Class IA Shares
Management Fee	0.25%
Distribution and/or service (12b-1) fees	None
Other Expenses	0.20%
Total Annual Portfolio Operating Expenses*	0.45%
*	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Total Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$46
3 Years	$144
5 Years	$252
10 Years	$567

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio since January 2, 2003. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2008, AllianceBernstein had approximately $462 billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative analysis. Judith DeVivo is primarily responsible for day-to-day management of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Midcap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

12	About the investment portfolios	EQ Advisors Trust

Fixed Income Portfolio

EQ/Money Market Portfolio

INVESTMENT OBJECTIVE: Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less.

The instruments in which the Portfolio invests include:

•	marketable obligations of, or guaranteed as to the timely payment of principal and interest by, the U.S. Government, its agencies or instrumentalities;

•	certificates of deposit, bankers’ acceptances, bank notes, time deposits and interest bearing savings deposits issued or guaranteed by:

(a) domestic banks (including their foreign branches) or savings and loan associations having total assets of more than $1 billion and which are FDIC members in the case of banks, or insured by the FDIC, in the case of savings and loan associations; or

(b) foreign banks (either by their foreign or U.S. branches) having total assets of at least $5 billion and having an issue of either (i) commercial paper rated at least A-1 by Standard & Poor’s (“S&P”) or Prime-1 by Moody’s Investor Services, Inc. (“Moody’s”) or (ii) long term debt rated at least AA by S&P or Aa by Moody’s;

•

commercial paper (rated at least A-1 by S&P or Prime-1 by Moody’s or, if not rated, issued by domestic or foreign companies having outstanding debt securities rated at least AA by S&P or Aa by Moody’s) and participation interests in loans extended by banks to such companies;

•	mortgage-backed and asset-backed securities that have remaining maturities of less than one year;

•

corporate debt obligations with remaining maturities of less than one year, rated at least AA by S&P or Aa by Moody’s, as well as corporate debt obligations rated at least A by S&P or Moody’s, provided the corporation also has outstanding an issue of commercial paper rated at least A-1 by S&P or Prime-1 by Moody’s;

•	floating rate or master demand notes; and

•	repurchase agreements covering securities in which the Portfolio may invest.

If the Adviser believes a security held by the Portfolio is no longer deemed to present minimal credit risk, the Portfolio will dispose of the security as soon as practicable unless the Board of Trustees determines that such action would not be in the best interest of the Portfolio.

Purchases of securities that are unrated must be ratified by the Board of Trustees. Because the market value of debt obligations fluctuates as an inverse function of changing interest rates, the Portfolio seeks to minimize the effect of such fluctuations by investing only in instruments with a remaining maturity of 397 calendar days or less at the time of investment. Time deposits with maturities greater than seven days are considered to be illiquid securities.

The Portfolio may make use of various other investment strategies, including investing up to 20% of its total assets in U.S. dollar-denominated money market instruments of foreign branches of foreign banks. Normally, the Portfolio invests at least 25% of its net assets in bank obligations.

It is not anticipated that any Portfolio affiliate will purchase any distressed assets from the Portfolio, make a capital infusion, enter into a capital support agreement or take other actions to prevent the per share value of the Portfolio from falling below $0.995.

The credit quality of the securities held by the Portfolio can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant NAV deterioration. The Portfolio’s NAV can be severely impacted by forced selling during periods of high redemption pressures and/or illiquid markets. In addition, the actions of a few large investors in the Portfolio may have a significant adverse effect on other shareholders.

A low-interest rate environment may prevent the Portfolio from providing a positive yield, cause the Portfolio to pay Portfolio expenses out of Portfolio assets or impair the Portfolio’s ability to maintain a stable $1.00 NAV. AXA Equitable may, in its sole discretion, maintain a temporary defensive position with respect to the Portfolio. Although not required to do so, as a temporary defensive measure, AXA Equitable may take measures (including waiving its fees owed by the Portfolio) designed to maintain the Portfolio’s daily yield, exclusive of any insurance and Contract-related fees and expenses, at 0.25% or higher for Class IA shares and 0.00% or higher for Class IB shares for the benefit of the Portfolio’s current shareholders.

THE PRINCIPAL RISKS

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Banking Industry Sector Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Mortgage-Backed Securities Risk

EQ Advisors Trust	About the investment portfolios	13

•	Foreign Securities Risk

•	Money Market Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns on three-month U.S. Treasury bills. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to June 10, 2005.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Money Market Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Money Market Portfolio whose inception date is July 13, 1981, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
1.62% (2000 4th Quarter)	0.10% (2004 1st Quarter)
The Portfolio’s 7-day yield for the quarter ended December 31, 2008 was 0.04% and the effective yield was 0.04%.

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Money Market Portfolio — Class IA Shares	2.36%	3.17%	3.32%
3-Month Treasury Bill†	2.06%	3.25%	3.45%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Money Market Portfolio	Class IA Shares
Management Fee	0.30%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.17%
Total Annual Portfolio Operating Expenses	0.47%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$48
3 Years	$151
5 Years	$263
10 Years	$591

WHO MANAGES THE PORTFOLIO

The Dreyfus Corporation (“Dreyfus”), 200 Park Avenue, New York, New York 10106, is the Adviser to the Portfolio. Dreyfus was founded in 1951 and currently manages approximately 200 mutual fund portfolios. As of December 31, 2008, Dreyfus had approximately $350 billion in assets under management.

14	About the investment portfolios	EQ Advisors Trust

2. More information on risks and benchmarks

Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by the Portfolio’s investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different risks. Some of the risks, including principal risks, of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio’s investment results.

There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose value.

General Investment Risks: Each Portfolio is subject to the following risks:

Adviser Selection Risk: The risk that AXA Equitable’s process for selecting or replacing an Adviser and its decision to select or replace an Adviser does not produce the intended results.

Asset Class Risk: There is the risk that the returns from the types of securities in which a Portfolio or portion thereof invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Market Risk: The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Portfolio Management Risk: The risk that strategies used by the Manager or the Advisers and their securities selections fail to produce the intended results.

Securities Lending Risk: For purposes of realizing additional income, each Portfolio or portion thereof may lend securities to broker-dealers approved by the Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities consist of possible delay in receiving additional collateral or in the recovery of the securities, possible loss of rights in the collateral should the borrower fail financially or a decline in the value of the collateral held by a Portfolio or portion thereof. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser or Manager, as applicable, the consideration to be earned from such loans would justify the risk.

Security Risk: The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

Security Selection Risk: The Manager or the Adviser(s) for each Portfolio or portion thereof, as applicable, selects particular securities in seeking to achieve the Portfolio’s objective within its overall strategy. The securities selected for the Portfolio or portion thereof may not perform as well as other securities that were not selected for the Portfolio or portion thereof. As a result the Portfolio or portion thereof may underperform other funds with the same objective or in the same asset class.

As indicated in “About the Investment Portfolios – The Principal Risks,” a particular Portfolio may be subject to the following as principal risks. In addition, to the extent a Portfolio invests in a particular type of investment, it will be subject to the risks of such investment as described below:

Banking Industry Sector Risk. To the extent a Portfolio invests in the banking industry, it is exposed to the risks generally associated with such industry, including interest rate risk, credit risk and the risk that regulatory developments relating to the banking industry may affect its investment.

Convertible Securities Risk: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Portfolio or portion thereof is called for redemption, the Portfolio or portion thereof will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the Portfolios in convertible debt securities are not subject to any ratings restrictions, although each Adviser will consider such ratings, and any changes in such ratings, in its determination of whether a Portfolio should invest and/or continue to hold the securities.

Derivatives Risk: Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. A Portfolio’s or portion thereof’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a

EQ Advisors Trust	More information on risks and benchmarks	15

significant impact on a Portfolio’s or portion thereof’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a Portfolio or portion thereof also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Portfolio or portion thereof uses a derivative security for purposes other than as a hedge, that Portfolio or portion thereof is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Equity Risk: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

Exchange Traded Funds Risk: When a Portfolio or portion thereof invests in ETFs, it will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, when a Portfolio or portion thereof invests in an ETF, it is subject to the risks associated with the underlying securities in which that ETF invests. ETFs may also change their investment objectives or policies without the approval of the Portfolio or portion thereof. If that were to occur, the Portfolio or portion thereof might be forced to withdraw its investment from the ETF at a time and price that is unfavorable to the Portfolio or portion thereof. Most ETFs are not actively managed. An ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. It is possible for an ETF to miss out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments. In addition, ETFs do not change their investment strategies to respond to changes in the economy. This means that an ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index. No ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of an ETF may not produce the intended results. Moreover, there is the risk that an ETF may value certain securities at a higher price than it can sell them for. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio or portion thereof that invests in such an ETF could be adversely impacted.

Net Asset Value Risk.  The market price of an Underlying ETF may be different from its NAV (i.e., the Underlying ETF may trade at a at a discount or premium to its NAV). The performance of a portfolio could be adversely impacted.

Passive Investment Risk.  Most ETFs are not actively managed. Each Underlying ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. In addition, the Underlying ETFs do not change their investment strategies to respond to changes in the economy. This means that an Underlying ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index.

Tracking Error Risk: Imperfect correlation between each Underlying ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause and Underlying ETF’s performance to not match the performance of its index.

Underlying ETF Management Risk: No Underlying ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of each Underlying ETF may not produce the intended results.

Valuation Risk: The risk that an Underlying ETF has valued certain securities at a higher price than it can sell them for.

Inactive Market Risk: Although the Underlying ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for the shares of the Underlying ETFs will develop or be maintained. The lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio of securities. Secondary market trading in shares of Underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility

16	More information on risks and benchmarks	EQ Advisors Trust

pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the list of the shares will continue to be met or will remain unchanged.

An Underlying ETF may be subject to certain additional risks as discussed in its iShares Prospectus.

Fixed Income Risk: To the extent that any of the Portfolios invest a substantial amount of assets in fixed income securities, a Portfolio may be subject to the following risks:

Asset-Backed Securities Risk: Asset-backed securities represent interests in pools of consumer loans such as credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments and are subject to certain additional risks. Rising interest rates tend to extend the duration of asset-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Portfolio may exhibit additional volatility. The risk of default by borrowers is greater during periods of rising interest rates and/or unemployment rates. In addition, the principal on asset-backed securities may be prepaid at any time, which will reduce the yield and market value. When interest rates are declining, there are usually more prepayments of loans as borrowers are motivated to pay off debt and refinance at new lower rates, which will shorten the life of these securities. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering the Portfolio’s yield. Prepayments also vary based on, among other factors, general economic conditions and other demographic conditions.

If a Portfolio purchases asset-backed securities that are “subordinated” to other interests in the same pool of assets, the Portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. In addition, instability in the markets for asset-backed securities may affect the liquidity of such securities, which means that a Portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a Portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Credit Risk: The actual or perceived reduction in the creditworthiness of debt issuers generally will have adverse effects on the values of their debt securities. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio’s transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio. Credit risk is particularly significant for the Portfolios that may invest a material portion of their assets in “junk bonds” or lower-rated securities.

Interest Rate Risk: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

Mortgage-Backed Securities Risk: The risk that the principal on mortgage-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, the risk of default by borrowers is greater during periods of rising interest rates and/or unemployment rates. The early retirement of particular classes or series of a collateralized mortgage obligation held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities.

If a Portfolio purchases mortgage-backed securities that are “subordinated” to other interests in the same mortgage pool, the Portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage-backed securities may include securities backed by pools of mortgage loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. The underwriting standards for subprime loans are more flexible than the standards generally used by banks

EQ Advisors Trust	More information on risks and benchmarks	17

for borrowers with non-blemished credit histories with regard to the borrowers credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard mortgage loan. As a result, the mortgage loans in the mortgage pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. In addition, changes in the values of the mortgaged properties, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the mortgage loans in the mortgage pool than on mortgage loans originated in a more traditional manner. Moreover, instability in the markets for mortgage-backed securities may affect the liquidity of such securities, which means that a Portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a Portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Focused Portfolio Risk: Portfolios or portions thereof that invest in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s or portion’s net asset value.

Foreign Securities Risk: A Portfolio’s or portion thereof’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect a Portfolio’s or portion’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a Portfolio’s or portion’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. A Portfolio or portion thereof may be subject to the following risks associated with investing in foreign securities:

Currency Risk: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio’s or portion thereof’s investment in securities denominated in a foreign currency or may widen existing losses.

Depositary Receipts: A Portfolio or portion thereof may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (“GDRs”) (issued throughout the world) each evidence a similar ownership arrangement. A Portfolio or portion thereof may invest in unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Index-Fund Risk: Certain Portfolios and the Index Allocated Portions of certain Portfolios invest in the securities included in a relevant index or a representative sample of securities regardless of market trends. These Portfolios and the Index Allocated Portions of these Portfolios cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although each of these Portfolios (or portion thereof) attempts to closely track its benchmark index, the Portfolio (or portion thereof) may not invest in all of the securities in the index. Therefore, there can be no assurance that performance of the Portfolio (or portion thereof) will match that of the benchmark index. Also, each Portfolio’s (or portion’s) returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the Portfolio.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Money Market Risk: Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of the EQ/Money Market Portfolio’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the Portfolio has purchased may reduce the Portfolio’s yield. In addition, the Portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation.

Multiple Adviser Risk. Certain Portfolios employ more than one Adviser. Each Adviser independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a

18	More information on risks and benchmarks	EQ Advisors Trust

specific allocated portion of the Portfolio’s assets. Because each Adviser manages its allocated portion of the Portfolio independently from another Adviser, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when an Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Adviser, the Portfolio may incur higher brokerage costs than would be the case if a single Adviser were managing the entire portfolio. In addition, while the Manager seeks to allocate a Portfolio’s assets among the Portfolio’s Advisers in a manner that it believes is consistent with achieving the Portfolio’s investment objective, the Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among Advisers to which the Manager pays different fees, which could impact the Manager’s revenues and profits.

Portfolio Turnover Risk: The Portfolios and portions thereof do not restrict the frequency of trading to limit expenses. The Portfolios and portions thereof may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a Portfolio or portion thereof and its shareholders, which would reduce investment returns.

Small-Cap and/or Mid-Cap Company Risk: A Portfolio’s or portion thereof’s investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well- known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small-capitalization companies than for mid-capitalization.

Value Investing Risk: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

EQ Advisors Trust	More information on risks and benchmarks	19

Benchmarks

The performance of each of the Trust’s Portfolios as shown in the section “About the Investment Portfolios” is compared to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index. Each of the Portfolios’ annualized rates of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

Russell 3000® Index (“Russell 3000”) is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell 1000® Index (“Russell 1000”) is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000, and represents approximately 90% of the total market capitalization of the Russell 3000.

Russell 1000® Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

Russell 2000® Index (“Russell 2000”) is an unmanaged index which tracks the performance of the 2000 smallest companies in the Russell 3000, which represents approximately 10% of the total market capitalization of the Russell 3000.

Standard & Poor’s 500 Composite Stock Index (referred to here in as “Standard & Poor’s 500 Index” or “S&P 500 Index”) is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor’s to be representative of the larger capitalization portion of the United States stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

3-Month Treasury Bill. A negotiable debt obligation issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.

20	More information on risks and benchmarks	EQ Advisors Trust

3. More information on investing in ETFs

Generally, under the 1940 Act, the Portfolios may not acquire shares of another investment company (including ETFs and other registered investment companies) if, immediately after such acquisition, a Portfolio and its affiliated persons (i) would hold more than 3% of such other investment company’s total outstanding shares, (ii) would have invested more than 5% of its total assets in such other investment company, or (iii) would have invested more than 10% of its total assets in investment companies. Generally, the Portfolios, other than the PLUS Portfolios, do not intend to invest beyond these limits. As noted in the section “About the Investment Portfolios,” each PLUS Portfolio intents to invest a portion of its assets in Underlying ETFs and may invest in Underlying ETFs beyond the limits set forth in the 1940 Act. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the PLUS Portfolios) in excess of the above limits. The PLUS Portfolios’ ability to invest in Underlying ETFs will be severely constrained unless the Underlying ETFs have received such an order from the SEC and the Underlying ETF and the PLUS Portfolios take appropriate steps to comply with certain terms and conditions in such order.

The SEC has issued such exemptive orders to the ETFs in which the PLUS Portfolios may invest (iShares and SPDRs), which permits investment companies (such as the PLUS Portfolios) to invest in such ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions. Under the orders, the PLUS Portfolios generally may acquire up to 25% of the assets of an Underlying ETF.

The Manager will waive fees otherwise payable to it by a PLUS Portfolio in an amount at least equal to any compensation (including fees received pursuant to any plan adopted by an Underlying ETF pursuant to Rule 12b-1 under the 1940 Act) received from an Underlying ETF by the Manager, or an affiliated person of the Manager, in connection with the investment by a PLUS Portfolio in the Underlying ETF. With respect to registered separate accounts that invest in a PLUS Portfolio, no sales load will be charged at the Portfolio level or at the Underlying ETF level. Other sales charges and service fees, as defined in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), if any, will only be charged at the Portfolio level or at the Underlying ETF level, not both. With respect to other investments in a PLUS Portfolio, any sales charges and/or service fees charged with respect to shares of a Portfolio will not exceed the limits applicable to funds of funds set forth in Rule 2830 of the Conduct Rules of the FINRA.

To the extent other ETFs obtain similar exemptive relief from the SEC, a PLUS Portfolio may seek to qualify to invest in such other ETFs in excess of the limits set forth in the 1940 Act. If such relief is granted by the SEC, a PLUS Portfolio may invest its assets in any Underlying ETF, subject to certain terms and conditions to be contained in the order granting such relief.

To the extent the limits of the 1940 Act apply to certain Underlying ETFs, such limitations may prevent a PLUS Portfolio from allocating its investments in the manner that the Manager considers optimal. As noted above, each PLUS Portfolio invests a portion of its assets in the Underlying ETFs. Accordingly, the ETF Allocated Portion of a PLUS Portfolio’s performance depends upon a favorable allocation among the Underlying ETFs as well as the ability of the Underlying ETFs to generate favorable performance.

General Investment Risks of Underlying ETFs: Each Underlying ETF is subject to the following general risks. Information regarding additional principal risks specific to each Underlying ETF is listed in the following section entitled “Information regarding the underlying ETFs.” Additional information regarding these risks is available in the section entitled “More Information on Risks and Benchmarks” and in the relevant iShares’ or SPDRs’ Prospectus.

Risks for International ETFs

Asset Class Risk

Concentration Risk

Foreign Securities/Investments Risk

Management Risk

Market Risk

Market Trading Risks

Passive Investments Risk

Secondary Market Trading Risk

Tracking Error Risk

Valuation Risk

Risks for Domestic ETFs

Asset Class Risk

Management Risk

Market Risk

Market Trading Risks

Passive Investments Risk

Secondary Market Trading Risk

Tracking Error Risk

EQ Advisors Trust	More information on investing in ETFs	21

Information Regarding the Underlying ETFs

Below is a list of the Underlying ETFs in which the PLUS Portfolios currently may invest. The Underlying ETFs in which the PLUS Portfolios may invest may be changed from time to time without notice or shareholder approval.

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® MSCI Japan Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI Japan Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index

•  Asian Economic Risk

•  Currency Risk

•  Custody Risk

•  Geographic Risk

•  Issuer Risk

•  Lack of Natural Resources Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Security Risk

•  Structural Risks

•  U.S. Economic Risk

iShares® MSCI EAFE Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI EAFE Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The index was developed as an equity benchmark for international stock performance. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Geographic Risk • Non-Diversification Risk • Security Risk
iShares® MSCI EAFE Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI EAFE Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The index is a subset of the MSCI EAFE Index and consists of securities classified by MSCI as most representing the growth style. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Geographic Risk • Growth Securities Risk • Non-Diversification Risk • Security Risk
iShares® MSCI EAFE Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI EAFE Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The index is a subset of the MSCI EAFE Index and consists of securities classified by MSCI as most representing the value style. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Geographic Risk • Non-Diversification Risk • Security Risk • Value Securities Risk

22	More information on investing in ETFs and the Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® MSCI Pacific ex-Japan Index Fund	Seeks investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Australia, Hong Kong, New Zealand and Singapore markets, as represented by the MSCI Pacific ex-Japan Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Asian Economic Risk • Currency Risk • Custody Risk • Interdependence Risk • Issuer Risk • Legal Enforcement Risk • Non-Diversification Risk • Reliance on Exports Risk • Security Risk • Trading Risk
iShares® S&P Europe 350 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s Europe 350 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Geographic Risk • Legal Enforcement Risk • Security Risk
iShares® S&P Latin America 40 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s Latin America 40 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Geographic Risk • Legal Enforcement Risk • Non-Diversification Risk • Security Risk
iShares® MSCI Canada Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Canadian market, as represented by the MSCI Canada Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Commodity Exposure Risk • Currency Risk • Custody Risk • Issuer Risk • Legal Enforcement Risk • Non-Diversification Risk • Security Risk • Structural Risks • Trading Risk • U.S. Economic Risk
iShares® MSCI Emerging Markets Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI Emerging Markets Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or in ADRs and GDRs representing such securities. The fund uses a representative sampling strategy to try to track the index.

•  Currency Risk

•  Custody Risk

•  Emerging Markets Risk

•  Geographic Risk

•  Issuer Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Securities Market Risk

•  Security Risk

•  Structural Risks

•  Trading Risk

EQ Advisors Trust	More information on investing in ETFs and the Underlying ETFs	23

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® MSCI Hong Kong Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Hong Kong market, as represented by the MSCI Hong Kong Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Asian Economic Risk • Currency Risk • Custody Risk • Issuer Risk • Legal Enforcement Risk • Non-Diversification Risk • Reliance on Exports Risk • Security Risk • Trading Risk • U.S. Economic Risk
iShares® MSCI Singapore Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI Singapore Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.

•  Asian Economic Risk

•  Currency Risk

•  Custody Risk

•  Issuer Risk

•  Lack of Natural Resources Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance of Exports Risk

•  Structural Risks

•  Trading Risk

iShares® FTSE/Xinhua China 25 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the FTSE/Xinhua China 25 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Custody Risk • Emerging Markets Risk • Geographic Risk • Legal Enforcement Risk • Non-Diversification Risk
iShares MSCI Australia Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Australian market, as represented by the MSCI Australia Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The fund uses a representative sampling strategy to try to track the index.

•  Asian Economic Risk

•  Commodity Exposure Risk

•  Currency Risk

•  Custody Risk

•  European Economic Risk

•  Issuer Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Security Risk

•  Trading Risk

•  U.S. Economic Risk

iShares MSCI France Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the French market, as measured by the MSCI France Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.

•  Currency Risk

•  Custody Risk

•  European Economic Risk

•  Issuer Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Agriculture Risk

•  Reliance on Exports Risk

•  Risk of Uncertainty of European Union Risk

•  Security Risk

•  Structural Risks

•  Trading Risk

24	More information on investing in ETFs and the Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares MSCI Germany Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the German market, as measured by the MSCI Germany Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.

•  Currency Risk

•  Custody Risk

•  European Economic Risk

•  Issuer Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Risk of Uncertainty of European Union Risk

•  Security Risk

•  Structural Risks

•  Trading Risk

iShares MSCI Malaysia Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the Malaysian market, as measured by the MSCI Malaysia Index.	The Fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the Malaysian Market
ishares ® MSCI Netherlands Index Fund	Seeks investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Dutch market, as measured by the MSCI Netherlands Investable Market Index.	The Fund will normally invest at least 80% of its assets in the securities of its Underlying index and ADRs based on securities of its Underlying Index. The Fund uses a representative sampling indexing strategy to try to achieve the Fund’s investment objective.

•  Currency Risk

•  Custody Risk

•  European Economic Risk

•  Issuer Risk

•  Geographic Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Risk of Uncertainty of European Union Risk

•  Security Risk

•  Structural Risks

•  Trading Risk

iShares MSCI South Africa Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the South African market, as measured by the MSCI South Africa Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Custody Risk • Emerging Markets Risk • Issuer Risk • Legal Enforcement Risk • Non-Diversification Risk • Security Risk • Structural Risks • Trading Risk
iShares MSCI South Korea Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the South Korean market, as measured by the MSCI South Korea Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The fund uses a representative sampling strategy to try to track the index.

•  Asian Economic Risk

•  Currency Risk

•  Custody Risk

•  Emerging Market Risk

•  Issuer Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Structural Risks

•  Trading Risk

•  U.S. Economic Risk

EQ Advisors Trust	More information on investing in ETFs and the Underlying ETFs	25

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares MSCI Spain Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Spanish market, as measured by the MSCI Spain Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The fund uses a representative sampling strategy to try to track the index.

•  Currency Risk

•  Custody Risk

•  European Economic Risk

•  Issuer Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Risk of Uncertainty of European Union Risk

•  Security Risk

•  Structural Risks

•  Trading Risk

iShares MSCI Taiwan Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI Taiwan Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.

•  Asian Economic Risk

•  Currency Risk

•  Custody Risk

•  Emerging Markets Risk

•  Geographic Risk

•  Issuer Risk

•  Lack of Natural Resources Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Security Risk

•  Structural Risks

•  Trading Risk

iShares MSCI Thailand Investable Market Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the MSCI Thai Investable Market Index.	The Fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the Turkish Market
iShares MSCI Turkey Investable Market Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the MSCI Turkey Investable Market Index.	The Fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the Turkish Market
iShares MSCI United Kingdom Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the British market, as measured by the MSCI United Kingdom Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.

•  Currency Risk

•  Custody Risk

•  European Economic Risk

•  Issuer Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Structural Risks

•  Trading Risk

•  U.S. Economic Risk

26	More information on investing in ETFs and the Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares MSCI Brazil Index Fund	The Fund seeks investment results that correspond generally to the price and yield performance of the MSCI Brazil Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The Fund uses a representative sampling indexing strategy to try to track the index.

•  Central and South American Economic Risks

•  Currency Risk

•  Custody Risk

•  Emerging Markets Risk

•  Issuer Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Risks of Privatization Results

•  Structural Risks

•  Trading Risk

iShares MSCI Italy Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Italian market, as measured by the MSCI Italy Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The Fund uses a representative sampling indexing strategy to try to track the index.

•  Currency Risk

•  Custody Risk

•  European Economic Risk

•  Issuer Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Risk of Uncertainty of European Union

•  Security Risk

•  Structural Risks

•  Trading Risk

iShares MSCI Mexico Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the Mexican market, as represented by the MSCI Mexico Investable Market Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The Fund uses a representative sampling indexing strategy to manage the Fund.

•  Central and South American Economic Risk

•  Currency Risk

•  Custody Risk

•  Emerging Markets Risk

•  Issuer Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Security Risk

•  Structural Risks

•  Trading Risk

•  U.S. Economic Risk

iShares MSCI BRIC Index Fund	The Fund seeks investment results that correspond generally to the price and yield performance of the MSCI BRIC Index.

The fund will invest at least 80% of its assets in securities of its underlying index and in depositary receipts representing such securities. The underlying index is designed to measure the combined equity market performance in Brazil, Russia, India and China.

The Fund uses a representative sampling indexing strategy to try to track the index.

•  Asian Economic Risk

•  Central and South American Regional Economic Risk

•  Commodity Exposure Risk

•  Currency Risk

•  Custody Risk

•  Emerging Markets Risk

•  European Economic Risk

•  Geographic Risk

•  Issuer Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Risks of Privatization Results

•  Security Risk

•  Structural Risks

•  U.S. Economic Risk

EQ Advisors Trust	More information on investing in ETFs and the Underlying ETFs	27

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares MSCI Austria Index Fund	The Fund seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Austrian market, as represented by the MSCI Austria Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The Fund uses a representative sampling indexing strategy to manage the index.

•  Currency Risk

•  Custody Risk

•  European Economic Risk

•  Issuer Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Risk of Uncertainty of European Union

•  Security Risk

•  Trading Risk

iShares MSCI Belgium Index Fund	The Fund seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Belgian market, as measured by the MSCI Belgium Investable Market Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The Fund uses a representative sampling indexing strategy to manage the index.

•  Currency Risk

•  Custody Risk

•  European Economic Risk

•  Issuer Risk

•  Lack of Natural Resources Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Risk of Uncertainty of European Union

•  Security Risk

•  Trading Risk

iShares MSCI Sweden Index Fund	The Fund seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Swedish market, as measured by the MSCI Sweden Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The Fund uses a representative sampling indexing strategy to manage the index.

•  Commodity Exposure Risk

•  Currency Risk

•  Custody Risk

•  European Economic Risk

•  Issuer Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Security Risk

•  Structural Risk

•  Trading Risk

iShares S&P/TOPIX 150 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s/TOPIX 150 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The underlying index includes 150 highly liquid securities selected from each major sector of the Tokyo market. The fund uses a representative sampling strategy to try to track the index.	• Geographic Risk • Legal Enforcement Risk • Non-Diversification Risk

28	More information on investing in ETFs and the Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Morningstar Mid Core Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Mid Core Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Mid-Cap Company Risk
iShares® Morningstar Mid Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Mid Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Growth Investing Risk • Mid-Cap Company Risk
iShares® Morningstar Mid Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Mid Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Mid-Cap Company Risk • Value Investing Risk
iShares® Russell Midcap Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Russell Midcap Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents the 800 smallest companies in the Russell 1000 Index.	• Concentration Risk • Mid-Cap Company Risk
iShares® Russell Midcap Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Russell Midcap Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents approximately 54% of the total market value of the Russell Midcap Index.	• Concentration Risk • Mid-Cap Company Risk • Growth Investing Risk

EQ Advisors Trust	More information on investing in ETFs and the Underlying ETFs	29

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Russell Midcap Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Russell Midcap Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents approximately 46% of the total market value of the Russell Midcap Index.	• Concentration Risk • Mid-Cap Company Risk • Value Investing Risk
iShares® S&P MidCap 400 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s MidCap 400 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Mid-Cap Company Risk
iShares® S&P MidCap 400 Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the S&P MidCap 400/Citigroup Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Mid-Cap Company Risk • Growth Investing Risk
iShares® S&P MidCap 400 Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the S&P MidCap 400/Citigroup Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Mid-Cap Company Risk • Value Investing Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® NYSE 100 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the NYSE U.S. 100 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index measures the performance of the largest 100 U.S. companies, based on market capitalization, listed on the NYSE.	• Concentration Risk
iShares® Russell 1000 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Russell 1000 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents the approximately 1,000 largest companies in the Russell 3000 Index.
iShares® Russell 1000 Growth Index Fund	Seeks investment returns that correspond generally to the price and yield performance of the Russell 1000 Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents approximately 51% of the total market value of the Russell 1000 Index.	• Growth Investing Risk • Non-Diversification Risk
iShares® Russell 1000 Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Russell 1000 Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents approximately 50% of the total market value of the Russell 1000 Index.	• Value Investing Risk

EQ Advisors Trust	More information on investing in ETFs and the Underlying ETFs	31

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® S&P 500 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s 500 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index measures the performance of the large-capitalization sector of the U.S. equity market.
iShares® S&P 500 Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the S&P 500/Citigroup Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Growth Investing Risk • Non-Diversification Risk
iShares® S&P 500 Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the S&P 500/Citigroup Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Value Investing Risk
iShares® S&P 100 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s 100 Index.	The fund uses a representative sampling strategy in seeking to track the Index. The index measures the performance of a subset of the S&P 500 Index consisting of blue chip stocks from diverse industries.	• Non-Diversification Risk
iShares® Morningstar Large Core Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Large Core Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Non-Diversification Risk

32	More information on investing in ETFs and the Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares Morningstar Large Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Large Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the index.	• Concentration Risk • Growth Investing Risk • Non-Diversification Risk
iShares Morningstar Large Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Large Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the index.	• Concentration Risk • Non-Diversification Risk • Value Investing Risk
iShares Dow Jones U.S. Healthcare Sector Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Health Care Index.	The Fund uses a representative sampling strategy to try to track the index.	• Concentration Risk • Healthcare Sector Risk • Issuer Risk • Non-Diversification Risk • Small-Capitalization Companies Risk
iShares Dow Jones U.S. Oil Equipment & Services Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Oil Equipment and Services Index.	The Fund uses a representative sampling strategy to try to track the index.	• Concentration Risk • Issuer Risk • Non-Diversification Risk • Oil Equipment and Services Sector Risk • Small-Capitalization Companies Risk
iShares S&P North American Technology Sector Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology Sector Index™.	The Fund uses a representative sampling strategy to try to track the index.	• Concentration Risk • Non-Diversification Risk • Technology Sector Risk
iShares S&P North American Technology — Software Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology — Software Index™.	The Fund uses a representative sampling strategy to try to track the index.	• Concentration Risk • Non-Diversification Risk • Technology Sector Risk

EQ Advisors Trust	More information on investing in ETFs and the Underlying ETFs	33

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
SPDR® DJ Wilshire Large Cap ETF	The Fund’s investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Large Cap Index (the “Large Cap Index”). There is no assurance that the Fund will achieve its investment objective.	The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Large Cap Index.	• Index Risk • Non-Diversified Risk • Index Tracking Risk • Large Cap Risk
SPDR® DJ Wilshire Large Cap Value ETF	The Fund’s investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Large Cap Value Index (the “Large Cap Value Index”).	The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Large Cap Value Index.	• Index Risk • Non-Diversified Risk • Index Tracking Risk • Large Cap Risk • Value Risk
SPDR® DJ Wilshire Large Cap Growth ETF	The Fund’s investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Large Cap Growth Index (the “Large Cap Growth Index”).	The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Large Cap Growth Index.	• Index Risk • Non-Diversified Risk • Index Tracking Risk • Large Cap Risk • Growth Risk
Consumer Discretionary Select Sector SPDR® Fund	The fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the S&P Consumer Discretionary Select Sector Index.	The Fund utilizes a relatively low cost “passive” or “indexing” investment approach to attempt to approximate the investment performance of the S&P Consumer Discretionary Select Sector Index.	• Index Risk • Non-Diversification Risk • Index Tracking Risk • Concentration Risk • Consumer Discretionary Sector Risk
Consumer Staples Select Sector SPDR® Fund	The fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the S&P Consumer Staples Select Sector Index.	The Fund utilizes a relatively low cost “passive” or “indexing” investment approach to attempt to approximate the investment performance of the S&P Consumer Staples Select Sector Index.	• Index Risk • Non-Diversification Risk • Index Tracking Risk • Concentration Risk • Consumer Staples Sector Risk
Energy Select Sector SPDR® Fund	The fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the S&P Energy Select Sector Index.	The Fund utilizes a relatively low cost “passive” or “indexing” investment approach to attempt to approximate the investment performance of the S&P Energy Select Sector Index.	• Index Risk • Non-Diversification Risk • Index Tracking Risk • Concentration Risk • Energy Sector Risk
Financial Select Sector SPDR® Fund	The fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the S&P Financials Select Sector Index.	The Fund utilizes a relatively low cost “passive” or “indexing” investment approach to attempt to approximate the investment performance of the S&P Financials Select Sector Index.	• Index Risk • Non-Diversification Risk • Index Tracking Risk • Concentration Risk • Financial Sector Risk

34	More information on investing in ETFs and the Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Health Care Select Sector SPDR® Fund	The fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the S&P Healthcare Select Sector Index.	The Fund utilizes a relatively low cost “passive” or “indexing” investment approach to attempt to approximate the investment performance of the S&P Healthcare Select Sector Index.	• Index Risk • Non-Diversification Risk • Index Tracking Risk • Concentration Risk • Health Care Sector Risk
Industrial Select Sector SPDR® Fund	The fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the S&P Industrial Select Sector Index.	The Fund utilizes a relatively low cost “passive” or “indexing” investment approach to attempt to approximate the investment performance of the S&P Industrial Select Sector Index.	• Index Risk • Non-Diversification Risk • Index Tracking Risk • Concentration Risk • Industrial Sector Risk
Materials Select Sector SPDR® Fund	The fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the S&P Materials Select Sector Index.	The Fund utilizes a relatively low cost “passive” or “indexing” investment approach to attempt to approximate the investment performance of the S&P Materials Select Sector Index.	• Index Risk • Non-Diversification Risk • Index Tracking Risk • Concentration Risk • Materials Sector Risk
Technology Select Sector SPDR® Fund	The fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the S&P Info Tech Select Sector Index.	The Fund utilizes a relatively low cost “passive” or “indexing” investment approach to attempt to approximate the investment performance of the S&P Info Tech Select Sector Index.	• Index Risk • Non-Diversification Risk • Index Tracking Risk • Concentration Risk • Technology Sector Risk
Utilities Select Sector SPDR® Fund	The fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the S&P Utilities Select Sector Index.	The Fund utilizes a relatively low cost “passive” or “indexing” investment approach to attempt to approximate the investment performance of the S&P Utilities Select Sector Index.	• Index Risk • Non-Diversification Risk • Index Tracking Risk • Concentration Risk • Utilities Sector Risk
SPDR® DJ Wilshire Mid Cap ETF	The Fund’s investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Mid Cap Index (the “Mid Cap Index”).	The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Mid Cap Index.	• Index Risk • Non-Diversified Risk • Index Tracking Risk • Mid Cap Risk
SPDR® DJ Wilshire Mid Cap Value ETF	The Fund’s investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Mid Cap Value Index (the “Mid Cap Value Index”).	The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Mid Cap Value Index.	• Index Risk • Non-Diversified Risk • Index Tracking Risk • Mid Cap Risk • Value Risk
SPDR® DJ Wilshire Mid Cap Growth ETF	The Fund’s investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Mid Cap Growth Index (the “Mid Cap Growth Index”).	The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Mid Cap Growth Index.	• Index Risk • Non-Diversified Risk • Index Tracking Risk • Mid Cap Risk • Growth Risk

EQ Advisors Trust	More information on investing in ETFs and the Underlying ETFs	35

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
SPDR® Barclays Capital High Yield Bond ETF	The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Barclays Capital High Yield Very Liquid Index (the “High Yield Index”).	The Fund uses a passive management strategy designed to track the price and yield performance of the High Yield Index.	• Index Risk • Index Tracking Risk • Non-Diversified Risk • Income Risk • Interest Risk • Credit Risk • Call Risk • Derivatives Risk • Liquidity Risk • Issuer risk • High Yield Securities Risk
SPDR® Barclays Capital Municipal Bond ETF	The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of Barclays Capital Municipal Managed Money Index (the “National Municipal Bond Index”).	The Fund uses a passive management strategy designed to track the price and yield performance of the National Municipal Bond Index.

•  Index Risk

•  Index Tracking Risk

•  Non-Diversified Risk

•  Income Risk

•  Interest Rate Risk

•  Credit Risk

•  Call Risk

•  Derivatives Risk

•  Liquidity Risk

•  Issuer Risk

•  Concentration Risk

•  Tax Risk

•  Political Risk

SPDR® DB International Government Inflation-Protected Bond ETF	The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the DB Global Government ex-US Inflation-Linked Bond Capped Index (the “International Treasury TIPS Index”).	The Fund uses a passive management strategy designed to track the price and yield performance of the International Treasury TIPS Index.

•  Index Risk

•  Index Tracking Risk

•  Non-Diversified Risk

•  Income Risk

•  Interest Rate Risk

•  Credit Risk

•  Call Risk

•  Derivatives Risk

•  Liquidity Risk

•  Foreign Securities Risk

•  Emerging Markets Risk

SPDR® Barclays Capital International Treasury Bond Fund	The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Barclays Capital Global Treasury Ex-US Capped Index (the “Global Treasury Ex-US Capped Index”).	The Fund uses a passive management strategy designed to track the price and yield performance of the Global Treasury Ex-US Capped Index.

•  Index Risk

•  Index Tracking Risk

•  Non-Diversified Risk

•  Income Risk

•  Interest Rate Risk

•  Credit Risk

•  Call Risk

•  Derivatives Risk

•  Liquidity Risk

•  Foreign Securities Risk

•  Emerging Markets Risk

36	More information on investing in ETFs and the Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares JPMorgan USD Emerging Markets Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index.	The Fund generally will invest at least 90% of its assets in the JPMorgan EMBI Global Core Index.

•  Call Risk

•  Concentration Risk

•  Credit Risk

•  Emerging Markets Risk

•  Geographic Risk

•  High Yield Risk

•  Interest Rate Risk

•  Issuer Risk

•  Liquidity Risk

•  Non-Diversification Risk

•  Securities Market Risk

•  Security Risk

•  Sovereign Obligations Risks

•  Structural Risks

iShares Barclays Aggregate Bond Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the total U.S. investment grade bond market as defined by the Barclays Capital U.S. Aggregate Index.	The Fund seeks to track the performance of the Barclays Capital US Aggregate Index by investing approximately 90% of its assets in bonds represented in the index and in securities that provide substantially similar exposure.	• Call Risk • Concentration Risk • Credit Risk • Derivatives Risk • Foreign Issuers Risk • Interest Rate Risk • Issuer Risk • Liquidity Risk • Mortgage-Backed Securities Risk
iShares Barclays Short Treasury Bond Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the U.S. Treasury market as defined by the Barclays Capital Short U.S. Treasury Index.	The Fund seeks to track the performance of the Barclays Capital US Aggregate Index by investing approximately 90% of its assets in bonds represented in the index and in securities that provide substantially similar exposure.	• Concentration Risk • Interest Rate Risk • Non-Diversification Risk
iShares Barclays 1-3 Year Treasury Bond Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. Treasury market as defined by the Barclays Capital 1-3 Year U.S. Treasury Index.	The Fund seeks to track the performance of the Barclays Capital 1-3 Year U.S. Treasury Index by investing approximately 90% of its assets in bonds represented in the index and in securities that provide substantially similar exposure.	• Concentration Risk • Credit Risk • Interest Rate Risk • Reinvestment Risk
iShares Barclays 3-7 Year Treasury Bond Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. Treasury market as defined by the Barclays Capital 3-7 Year U.S. Treasury Index.	The Fund seeks to track the performance of the Barclays Capital 3-7 Year U.S. Treasury Index by investing approximately 90% of its assets in bonds represented in the index and in securities that provide substantially similar exposure.	• Call Risk • Concentration Risk • Interest Rate Risk • Non-Diversification Risk • Reinvestment Risk

EQ Advisors Trust	More information on investing in ETFs and the Underlying ETFs	37

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares Barclays 7-10 Year Treasury Bond Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the U.S. Treasury market as defined by the Barclays Capital 7-10 Year U.S. Treasury Index.	The Fund seeks to track the performance of the Barclays Capital 7-10 Year U.S. Treasury Index by investing approximately 90% of its assets in bonds represented in the index and in securities that provide substantially similar exposure.	• Call Risk • Concentration Risk • Interest Rate Risk
iShares Barclays 10-20 Year Treasury Bond Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the Barclays Capital 10-20 Year U.S. Treasury Index.	The Fund seeks to track the performance of the Barclays Capital 10-20 Year U.S. Treasury Index by investing approximately 90% of its assets in bonds represented in the index and in securities that provide substantially similar exposure.	• Concentration Risk • Interest Rate Risk • Non-Diversification Risk
iShares Barclays 20+ Year Treasury Bond Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. Treasury market as defined by the Barclays Capital 20+ Year U.S. Treasury.	The Fund seeks to track the performance of the Barclays Capital 20+ Year U.S. Treasury Index by investing approximately 90% of its assets in bonds represented in the index and in securities that provide substantially similar exposure.	• Concentration Risk • Interest Rate Risk
iShares Barclays TIPS Bond Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the Barclays Capital U.S. Treasury TIPS Index.	The Fund generally invests in at least 90% of its assets in inflation-protected bonds in the Barclays Capital U.S. Treasury TIPs Index and at least 95% of its assets in U.S. government bonds.	• Concentration Risk • Interest Rate Risk
iShares iBoxx $ Investable Grade Corporate Bond Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx® Liquid Investment Grade Index.	The Fund generally invests 90% of its assets in the securities of the iBoxx® Liquid Investment Grade Index.	• Call Risk • Concentration Risk • Credit Risk • Foreign Issuers Risk • Interest Rate Risk • Issuer Risk • Liquidity Risk • Non-Diversification Risk
iShares Barclays MBS Bond Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. as defined by the Barclays Capital U.S. MBS Index.	The Fund generally invests 90% of its assets in the Barclays Capital U.S. Credit Index and investments that provide similar exposure to the Index.	• Call Risk • Concentration Risk • Credit Risk • Derivatives Risk • Interest Rate Risk • Liquidity Risk • Mortgage-Backed Securities Risk • Non-Diversification Risk

38	More information on investing in ETFs and the Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares Barclays Credit	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Credit Index.	The Fund generally invests 90% of its assets in the Barclays Capital U.S. Credit Index.	• Call Risk • Concentration Risk • Credit Risk • Foreign Issuers Risk • Interest Rate Risk • Issuer Risk • Liquidity Risk • Non-Diversification Risk • Reinvestment Risk
SPDR® DJ Euro STOXX 50 ETF	The Fund’s investment objective is to replicate as closely as possible, before expenses, the price and yield performance of the Dow Jones EURO STOXX 50® Index (“Dow Jones EURO STOXX 50 Index”).	The Fund uses a passive management strategy designed to track the price and yield performance of the Dow Jones EURO STOXX 50 Index.	• Index Risk • Foreign Securities Risk • Non-Diversified Risk • Derivatives Risk • Index Tracking Risk • Large Cap Risk • Geographic Risk • Country and Regional Risk
SPDR® DJ STOXX 50 ETF	The Fund’s investment objective is to replicate as closely as possible, before expenses, the price and yield performance of the Dow Jones STOXX 50® Index (“Dow Jones STOXX 50 Index”).	The Fund uses a passive management strategy designed to track the price and yield performance of the Dow Jones STOXX 50 Index.	• Index Risk • Non-Diversified Risk • Derivatives Risk • Index Tracking Risk • Large Cap Risk • Geographic Risk • Country and Regional Risk
SPDR® S&P BRIC 40 ETF	The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of the S&P BRIC 40 Index (“BRIC 40 Index”).	The Fund uses a passive management strategy designed to track the total return performance of the BRIC 40 Index.	• Index Risk • Non-Diversified Risk • Derivatives Risk • Index Tracking Risk • Large Cap Risk • Mid Cap Risk • Small Cap Risk • Emerging Markets Risk • Geographic Risk • Country and Regional Risk
SPDR® S&P China ETF	The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of the S&P China BMI Index (“China Index”).	The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the China Index.

•  Index Risk

•  Non-Diversified Risk

•  Derivatives Risk

•  Index Tracking Risk

•  Large Cap Risk

•  Mid Cap Risk

•  Small Cap Risk

•  Micro Cap Risk

•  Emerging Markets Risk

•  Geographic Risk

•  Country and Regional Risk

EQ Advisors Trust	More information on investing in ETFs and the Underlying ETFs	39

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
SPDR (ETF) S&P Emerging Asia Pacific ETF	The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of the S&P Asia Pacific Emerging BMI Index (“Asia Pacific Emerging Index”).	The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the Asia Pacific Emerging Index.

•  Index Risk

•  Foreign Securities Risk

•  Non-Diversified Risk

•  Concentration Risk

•  Derivatives Risk

•  Index Tracking Risk

•  Large Cap Risk

•  Mid Cap Risk

•  Small Cap Risk

•  Micro Cap Risk

•  Emerging Markets Risk

•  Geographic Risk

•  Country and Regional Risk

SPDR® S&P Emerging Europe ETF	The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of the S&P European Emerging Capped BMI Index (“European Emerging Index”).	The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the European Emerging Index.

•  Index Risk

•  Non-Diversified Risk

•  Derivatives Risk

•  Index Tracking Risk

•  Large Cap Risk

•  Mid Cap Risk

•  Small Cap Risk

•  Micro Cap Risk

•  Emerging Markets Risk

•  Geographic Risk

•  Country and Regional Risk

SPDR® S&P Emerging Latin America ETF	The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of the S&P Latin America BMI Index (“Latin America Index”).	The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the Latin America Index.

•  Index Risk

•  Non-Diversified Risk

•  Derivatives Risk

•  Index Tracking Risk

•  Large Cap Risk

•  Mid Cap Risk

•  Small Cap Risk

•  Micro Cap Risk

•  Emerging Markets Risk

•  Geographic Risk

•  Country and Regional Risk

SPDR® S&P Emerging Markets ETF	The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of the S&P Emerging BMI Index (“Emerging Index”).	The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the Emerging Index.	• Index Risk • Non-Diversified Risk • Derivatives Risk • Index Tracking Risk • Large Cap Risk • Mid Cap Risk • Small Cap Risk • Micro Cap Risk • Emerging Markets Risk
SPDR® S&P Emerging Markets Small Cap ETF	The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Emerging Markets Under USD2 Billion Index (the “Emerging Markets Small Cap Index”).	The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the Emerging Markets Small Cap Index.	• Index Risk • Non-Diversified Risk • Derivatives Risk • Index Tracking Risk • Small Cap Risk • Mid Cap Risk • Emerging Markets Risk

40	More information on investing in ETFs and the Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
SPDR® S&P Emerging Middle East & Africa ETF	The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of the S&P Mid-East & Africa BMI Index (“Mid-East & Africa Index”).	The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the Mid-East & Africa Index.

•  Index Risk

•  Non-Diversified Risk

•  Derivatives Risk

•  Index Tracking Risk

•  Large Cap Risk

•  Mid Cap Risk

•  Small Cap Risk

•  Micro Cap Risk

•  Emerging Markets Risk

•  Geographic Risk

•  Country and Regional Risk

SPDR® S&P International Mid Cap ETF	The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Developed Ex-U.S. Between USD2 Billion and USD5 Billion Index (the “Mid Cap Index”).	The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the Mid Cap Index.	• Index Risk • Foreign Securities Risk • Non-Diversified Risk • Derivatives Risk • Index Tracking Risk • Mid Cap Risk • Small Cap Risk
SPDR® S&P International Small Cap ETF	The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of the S&P Developed Ex-U.S. Under USD2 Billion Index (“World Small Cap Index”).	The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the World Small Cap Index.	• Index Risk • Non-Diversified Risk • Derivatives Risk • Index Tracking Risk • Small Cap Risk • Micro Cap Risk
iShares MSCI Switzerland Index Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Switzerland Index.	The Fund generally invests at least 90% of its assets in the securities of the MSCI Switzerland Index and in depositary receipts representing securities in the Underlying Index.

•  Asset Class Risk

•  Currency Risk

•  Custody Risk

•  Issuer Risk

•  Lack of Natural Resources Risk

•  Non-Diversification Risk

•  Reliance on Trading Partners Risk

•  European Economic Risk

•  U.S. Economic Risk

EQ Advisors Trust	More information on investing in ETFs and the Underlying ETFs	41

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares MSCI All Country Asia ex Japan Index Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country Asia ex Japan Index (“Underlying Index”).	The Fund generally invests at least 90% of its assets in securities of the Underlying Index and depositary receipts representing securities of the Underlying Index.

•  Asian Security Risk

•  Asian Structural Risk

•  Asian Economic Risk

•  Heavy Government Control and Regulations

•  Political and Social Risk

•  Expropriation Risk

•  Currency Risk

•  Custody Risk

•  Emerging Markets Risk

•  Geographic Risk

•  Issuer Risk

•  Lack of Natural Resources Risk

•  Legal Enforcement of Shareholder Rights Risk

•  Non-Diversification Risk

•  Privatization Risk

•  Reliance on Trading Partners Risk

•  Security Risk

iShares S&P Asia 50 Index Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Asia 50 Index.	The Fund generally invests at least 90% of its assets in securities of the Underlying Index and depositary receipts representing securities of the Underlying Index.

•  Asian Security Risk

•  Asian Structural Risk

•  Asian Economic Risk

•  Heavy Government Control and Regulations

•  Political and Social Risk

•  Expropriation Risk

•  Currency Risk

•  Custody Risk

•  Emerging Markets Risk

•  Geographic Risk

•  Issuer Risk

•  Lack of Natural Resources Risk

•  Legal Enforcement of Shareholder Rights Risk

•  Non-Diversification Risk

•  Reliance on Trading Partners Risk

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in any of the funds listed above. SPDRs® is used under license from The McGraw-Hill Companies, Inc. (“McGraw-Hill”). McGraw-Hill makes no representation or warranty regarding the advisability of investing in any of the funds listed above.

42	More information on investing in ETFs and the Underlying ETFs	EQ Advisors Trust

4. Management of the Trust

This section gives you information on the Trust, the Manager and the Advisers for the Portfolios. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section “About the Investment Portfolios.”

The Trust

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust’s Board of Trustees is responsible for the overall management of the Trust and the Portfolios. The Trust issues shares of beneficial interest that are currently divided among sixty-nine (69) Portfolios, each of which has authorized Class IA and Class IB shares. This Prospectus describes the Class IA shares of four (4) Portfolios. Each Portfolio has its own objective, investment strategies and risks, which have been previously described in this Prospectus.

The Manager

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. AXA Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

The Manager has a variety of responsibilities for the general management and administration of the Trust and the Portfolios. With respect to the PLUS Portfolios, the Manager is responsible for, among other things, determining the asset allocation range for the Portfolios, selecting and monitoring the Advisers for the Portfolios, advising the ETF Allocated Portions of the Portfolios (including selecting Underlying ETFs in which the Portfolios invest) and ensuring that asset allocations are consistent with the guidelines that have been approved by the Board. With respect to the Trust’s other Portfolios, the Manager’s management responsibilities include the selection and monitoring of Advisers for the Portfolios.

The Manager plays an active role in monitoring each Portfolio (or portion thereof) and Adviser and uses portfolio analytics systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The Manager also monitors each Adviser’s portfolio management team to determine whether its investment activities remain consistent with the Portfolios’ or portion thereof’s investment style and objectives.

Beyond performance analysis, the Manager monitors significant changes that may impact the Adviser’s overall business. The Manager monitors continuity in the Adviser’s operations and changes in investment personnel and senior management. The Manager performs due diligence reviews with each Adviser no less frequently than annually.

The Manager obtains detailed, comprehensive information concerning Portfolio (or portion thereof) and Adviser performance and Portfolio (or portion thereof) operations that is used to supervise and monitor the Advisers and the Portfolio (or portion thereof) operations. A team is responsible for conducting ongoing investment reviews with each Adviser and for developing the criteria by which Portfolio (or portion thereof) performance is measured.

The Manager selects Advisers from a pool of candidates, including its affiliates, to manage the Portfolios (or portions thereof). The Manager may appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Trust’s Board of Trustees. The Manager also may allocate a Portfolio’s assets to additional Advisers subject to the approval of the Trust’s Board of Trustees and has discretion to allocate each Portfolio’s assets among a Portfolio’s current Advisers. The Manager recommends Advisers for each Portfolio to the Trust’s Board of Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser’s skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers.

The Manager has received an exemptive order from the SEC to permit it and the Trust’s Board of Trustees to appoint, dismiss and replace Advisers and to amend the advisory agreements between the Manager and the Advisers without obtaining shareholder approval. Accordingly, the Manager is able, subject to the approval of the Trust’s Board of Trustees, to appoint, dismiss and replace Advisers and to amend advisory agreements without obtaining shareholder approval. If a new Adviser is retained for a Portfolio, shareholders will receive notice of such action. However, the Manager may not enter into an advisory agreement with an Affiliated Adviser, such as AllianceBernstein L.P. or AXA Rosenberg Investment Management LLC, unless the advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected Portfolio’s shareholders.

Management Fees

Each Portfolio pays a fee to the Manager for management services. The table below shows the annual rate of the management fees (as a percentage of each Portfolio’s average daily net assets) that the Manager received in 2008 for managing each of the Portfolios included in the table and the rate of the management fees waived by the Manager in 2008 in accordance with the provisions of the Expense Limitation Agreement, as defined below, between the Manager and the Trust with respect to certain of the Portfolios.

Management Fees Paid by the Portfolios in 2008

Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
EQ/Capital Guardian Research	0.65%	0.05%
EQ/Large Cap Value PLUS	0.49%	0.00%
EQ/Money Market	0.30%	N/A
EQ/Small Company Index	0.25%	N/A

EQ Advisors Trust	Management of the Trust	43

The following table shows the current contractual rate of the management fees (as a percentage of the Portfolio’s average daily net assets) payable by the Portfolios listed.

Portfolio	First $2 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/Large Cap Value PLUS	0.500%	0.450%	0.425%	0.400%	0.375%

The Advisers are paid by the Manager. Changes to the advisory fees may be negotiated, which could result in an increase or decrease in the amount of the management fee retained by the Manager, without shareholder approval.

AXA Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by AXA Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, each Portfolio, except the PLUS Portfolios pays AXA Equitable an annual fee of $30,000 plus its proportionate share of an asset-based administration fee for the Trust. The Trust’s asset-based administration fee is equal to an annual rate of 0.12% of the first $3 billion of total Trust average daily net assets 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion and 0.0975% thereafter. The excluded Portfolios are: the PLUS Portfolios. Each PLUS Portfolio pays AXA Equitable an annual fee of 0.15% of the Portfolio’s average daily net assets, plus $35,000 and an additional $35,000 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style). Each of the excluded portfolios pays AXA Equitable an annual fee of 0.15% of the Portfolio’s average daily net assets, plus $35,000.

A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the investment management agreements with AXA Equitable and the investment advisory agreements with the Advisers with respect to the Portfolios is available in the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2008.

Expense Limitation Agreement

In the interest of limiting through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) the expenses of each Portfolio listed in the following table, the Manager has entered into an expense limitation agreement with the Trust with respect to those Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolios listed below so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, fees and expenses of other investment companies in which a Portfolio invests, dividend and interest expenses on securities sold short, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business) do not exceed the following respective expense ratios:

Expense Limitation Provisions

	Total Expenses Limited to (% of daily net assets)
Portfolios	Class IA Shares	Class IB Shares
EQ/Capital Guardian Research	0.72%	0.97%
EQ/Large Cap Value PLUS	0.75%	1.00%

The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments made, the Portfolio will be charged such lower expenses.

Legal Proceedings Relating to the Advisers

AllianceBernstein L.P.

Material Litigation and Regulatory Matters

All aspects of AllianceBernstein L.P.’s (“AllianceBernstein” and “the firm”) business are subject to various federal and state laws and regulations, and to laws in foreign countries in which AllianceBernstein’s subsidiaries conduct business. Accordingly, from time to time, regulators contact AllianceBernstein seeking information concerning the firm and its business activities. At any given time, AllianceBernstein is also a party to civil lawsuits.

Please see below for details on current material litigation against AllianceBernstein and material regulatory matters involving AllianceBernstein:

Pending Litigation

1. Market Timing Litigation.  On October 2, 2003, a complaint (Hindo v. Alliance Capital Management L.P., et al.) was filed in federal court in New York alleging that AllianceBernstein and numerous other defendants entered into agreements under which certain parties were permitted to engage in “late trading” and “market timing” transactions in certain firm-sponsored mutual funds in violation of the Securities Act of 1933 (“Securities Act”), the Securities Exchange Act of 1934 (“Exchange Act”) and the Investment Advisers Act of 1940. Hindo further alleges that the prospectuses for certain of these funds were false

44	Management of the Trust	EQ Advisors Trust

and misleading. Numerous additional lawsuits making factual allegations generally similar to those in Hindo were later filed in federal and state court, including a lawsuit by the State of West Virginia. In February 2004, all of the pending actions were transferred to the United States District Court for the District of Maryland. In September 2004, plaintiffs filed consolidated amended class action complaints with respect to four types of claim against the firm and other defendants — mutual fund shareholder claims, mutual fund derivative claims, ERISA claims by participants in the firm’s profit sharing plan, and derivative claims brought on behalf of AllianceBernstein Holding L.P. In general terms, these lawsuits allege facts similar to those in the Hindo complaint, and assert claims under the Securities Act and Exchange Act, as well as claims under the 1940 Act, the Employee Retirement Income Security Act of 1974 and common law. They seek unspecified damages. AllianceBernstein has moved to dismiss the consolidated complaints.

On April 21, 2006, the firm and attorneys for plaintiffs entered into a confidential memorandum of understanding containing their agreement to settle the claims in the mutual fund shareholder, mutual fund derivative and ERISA actions. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. AllianceBernstein and the other defendants in these actions continue to vigorously defend against any remaining and/or unsettled claims.

* * *

At the present time, AllianceBernstein is unable to predict the outcome or estimate a possible loss or range of loss in respect of the foregoing matters because of the inherent uncertainty regarding the outcome of complex litigation.

With respect to all significant litigation matters, AllianceBernstein conducts a probability assessment of the likelihood of a negative outcome. If the likelihood of a negative outcome is probable, and the amount of the loss can be reasonably estimated, AllianceBernstein records an estimated loss for the expected outcome of the litigation as required by Statement of Financial Accounting Standards No. 5 (“SFAS No. 5”), “Accounting for Contingencies”, and Financial Accounting Standards Board (“FASB”) Interpretation No. 14, “Reasonable Estimation of the Amount of a Loss — an interpretation of FASB Statement No. 5”.

If the likelihood of a negative outcome is reasonably possible and AllianceBernstein is able to indicate an estimate of the possible loss or range of loss, AllianceBernstein discloses that fact together with the estimate of the possible loss or range of loss. However, it is difficult to predict the outcome or estimate a possible loss or range of loss because litigation is subject to significant uncertainties, particularly when plaintiffs allege substantial or indeterminate damages, or when the litigation is highly complex or broad in scope.

Pending Regulatory Matters

1. Mutual Fund Trading Matters.  Certain regulatory authorities, including the SEC and the Office of the New York State Attorney General (“NYAG”), are investigating practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares and have requested that the firm provide information to them. Our firm has cooperated and will continue to cooperate with all of these authorities.

On December 18, 2003, the firm reached terms with the SEC for the resolution of regulatory claims against Alliance Capital Management L.P. with respect to market timing. The SEC Order reflecting the agreement found that the firm maintained relationships with certain investors who were permitted to engage in market timing trades in certain domestic mutual funds sponsored by the firm in return for or in connection with making investments (which were not actively traded) in other firm products, including hedge funds and mutual funds, for which it receives advisory fees (“Market Timing Relationships”). The Order also stated that the SEC determined to accept an Offer of Settlement submitted by Alliance Capital Management L.P. The firm concurrently reached an agreement in principle with the NYAG which was subject to final, definitive documentation. That documentation, titled the Assurance of Discontinuance, is dated September 1, 2004.

Under both the SEC Order and the NYAG agreement, the firm must establish a $250 million fund to compensate fund shareholders for the adverse effect of market timing. Of the $250 million fund, the Agreements characterize $150 million as disgorgement and $100 million as a penalty. The Agreement with the NYAG requires a weighted average reduction in fees of 20% with respect to investment advisory agreements with AllianceBernstein-sponsored U.S. long-term open-end retail mutual funds for a minimum of five years, which commenced January 1, 2004. The terms of the agreements also call for the formation of certain compliance and ethics committees and the election of independent chairman to mutual fund boards, among other things.

On February 10, 2004, AllianceBernstein received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia’s Office of the State Auditor, Securities Commission (“West Virginia Securities Commission”) (together, the “Information Requests”). Both Information Requests require AllianceBernstein to produce documents concerning, among other things, any market timing or late trading in our sponsored mutual funds. AllianceBernstein responded to the Information Requests and are cooperating fully with the investigation.

On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a “Summary Order to Cease and Desist, and Notice of Right to Hearing” addressed to Alliance Capital Management L.P. and Alliance Capital Management Holding L.P. The Summary Order claims that the firms violated the West Virginia Uniform

EQ Advisors Trust	Management of the Trust	45

Securities Act, and makes factual allegations generally similar to those in the Hindo Complaint. On January 25, 2006, AllianceBernstein and several unaffiliated firms filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court, seeking to vacate the Summary Order and for other relief. The court denied the writ and in September 2006 the Supreme Court of Appeals declined our petition for appeal. On September 22, 2006, AllianceBernstein filed an answer and motion to dismiss the Summary Order with the Securities Commissioner. AllianceBernstein intends to vigorously defend against the allegations in the Summary Order.

2. On September 16, 2005, the SEC issued a Wells notice to the firm claiming that it aided and abetted violations of Section 19(a) of the 1940 Act by the Alliance All-Market Advantage Fund and the Spain Fund. The notice alleged that the funds did not, under Section 19(a), provide the required disclosure of the character of dividend distributions. The funds revised their dividend disclosures in 2004 in response to the SEC’s review of this matter and the firm believes that the disclosures now fully comply with Section 19(a). The firm has reached an agreement in principle with the SEC to resolve this matter, and has recorded a $450,000 earnings charge in connection therewith.

A discussion of material litigation and regulatory matters also is contained in AllianceBernstein’s Form 10-K for the year ended December 31, 2005, and Form 10-Q for the quarter ended September 30, 2006. If you would like additional information concerning any of these matters, or any other matters, please let us know.

46	Management of the Trust	EQ Advisors Trust

5. Fund distribution arrangements

The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”) serve as the co-distributors for the Class IA and Class IB shares of the Trust. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of AXA Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Exchange Act of 1934, as amended, and are members of the Financial Industry Regulatory Authority (“FINRA”).

The co-distributors may receive payments from certain Advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the Advisers’ respective Portfolios. These sales meetings or seminar sponsorships may provide the Advisers with increased access to persons involved in the distribution of the Contracts. The co-distributors also may receive marketing support from the Advisers in connection with the distribution of the Contracts.

EQ Advisors Trust	Fund distribution arrangements	47

6. Buying and selling shares

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

The Trust may suspend the right of redemption for any period or postpone payment for more than seven days when the New York Stock Exchange is closed (other than a weekend or holiday) or when trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended and payments may be postponed for more than seven days during other periods permitted by the SEC. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of AXA Equitable.

Frequent transfers or purchases and redemptions of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolios. Excessive purchases and redemptions of shares of the Portfolio may adversely affect Portfolio performance and the interests of long-term investors by requiring the Portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to affect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios (or underlying ETFs in which a Portfolio invests) that invest a significant portion of their assets in foreign securities (e.g. iShares MSCI Mexico Index Fund), in securities of small- and mid-capitalization companies (e.g. iShares Russell Midcap lndex Fund), or in high-yield securities tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than funds that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities also present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures regarding disruptive transfer activity. The Trust and the Portfolios discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, each Portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion is disruptive (or potentially disruptive) to the management of the Portfolio.

The Trust’s policies and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders uniformly, including omnibus accounts. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on AXA Equitable’s ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If AXA Equitable, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s Portfolios are disruptive to the Trust’s Portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. AXA Equitable may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same Portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each Portfolio. The Trust aggregates inflows and outflows for each Portfolio on a daily basis. When a potentially disruptive transfer into or out of a Portfolio occurs on a day when the Portfolio’s net inflows and outflows exceed an established monitoring threshold, AXA Equitable sends a letter to the Contractholder explaining that there

48	Buying and selling shares	EQ Advisors Trust

is a policy against disruptive transfer activity and that if such activity continues, AXA Equitable may take action to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently restricts the availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of each affected Contract. Because AXA Equitable exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although AXA Equitable currently provides a letter to Contractholders who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable or the Trust may also, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

The above policies and procedures with respect to frequent transfers or purchases and redemptions of Portfolio shares also apply to retirement plan participants, but do not apply to AXA Equitable’s funds of funds.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, a particular Portfolio.

EQ Advisors Trust	Buying and selling shares	49

7. How portfolio shares are priced

“Net asset value” is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities	+	Cash and other assets	—	Liabilities

Number of outstanding shares

The net asset value of Portfolio shares is determined according to this schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is received and accepted by a Portfolio or its designated agent.

•

A Portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold because foreign securities sometimes trade on days when a Portfolio’s shares are not priced.

Generally, Portfolio securities are valued as follows:

•	Equity securities (including securities issued by ETFs) – most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities – based upon pricing service valuations.

•

Securities traded on foreign exchanges – most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that will materially affect its value. In that case, fair value as determined by or under the direction of the Trust’s Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options – last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures – last sales price or, if there is no sale, latest available bid price.

•

Investment Company Securities – shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

•

Other Securities – other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers, high yield securities and certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of Portfolio shares is determined, may be reflected in the Trust’s calculations of net asset values for each applicable Portfolio when the Trust deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by those traders.

50	How portfolio shares are priced	EQ Advisors Trust

8. Dividends and other distributions and tax consequences

Dividends and Other Distributions

The Portfolios (other than the EQ/Money Market Portfolio) generally distribute most or all of their net investment income and their net realized gains, if any, annually. The EQ/Money Market Portfolio normally declares and distributes dividends daily and distributes net investment income and its net realized gains, if any, annually. Dividends and other distributions by a Portfolio are automatically reinvested at net asset value in shares of that Portfolio.

Tax Consequences

Each Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company, for federal tax purposes. A Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income, and distributions. A regulated investment company that satisfies those requirements is not taxed at the entity (Portfolio) level to the extent it passes through its net income and gains to its shareholders by making distributions. Although the Trust intends that each Portfolio will be operated to have no federal tax liability, if a Portfolio does have any federal tax liability, that would hurt its investment performance. Also, any Portfolio that invests in foreign securities or holds foreign currencies could be subject to foreign taxes that could reduce its investment performance.

It is important for each Portfolio to maintain its regulated investment company status (and to satisfy certain other requirements) because the shareholders of a Portfolio that are insurance company separate accounts will then be able to use a ”look-through” rule in determining whether the Contracts indirectly funded by the Portfolio meet the investment diversification rules for separate accounts. If a Portfolio failed to meet those diversification rules, owners of non-pension plan Contracts funded through that Portfolio would be taxed immediately on the accumulated investment earnings under their Contracts and would lose any benefit of tax deferral. AXA Equitable, in its capacity as Manager and administrator of the Trust, therefore carefully monitors compliance with all of the regulated investment company rules and separate account investment diversification rules.

Contractholders seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

EQ Advisors Trust	Dividends and other distributions and tax consequences	51

9. Glossary of Terms

Bid price — The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Core investing — An investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

Derivative — A financial instrument whose value and performance are based on the value and performance of an underlying asset, reference rate or index.

Diversification — The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

Duration — A measure of how much a bond’s price fluctuates with changes in interest rates.

Earnings growth — A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

Interest rate — Rate of interest charged for the use of money, usually expressed as an annual rate.

Market capitalization — Market price of a company’s shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

Net asset value (NAV) — The market value of one share of a Portfolio on any given day without taking into account any sales charges. It is determined by dividing a Portfolio’s total net assets by the number of shares outstanding.

Price-to-book value ratio — Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio — Current market price of a stock divided by its earnings per share. Also known as the “multiple,” the price-to-earnings ratio gives investors an idea of how much they are paying for a company’s earning power and is a useful tool for evaluating the costs of different securities.

Value investing — An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

Volatility — The general variability of a Portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a Portfolio is, the less volatile it will be.

Yield — The rate at which a Portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

52	Glossary of Terms	EQ Advisors Trust

10. Financial Highlights

The financial highlights table is intended to help you understand the financial performance for each Portfolio’s Class IA and Class IB shares. The financial information in the table below is for the past five (5) years (or, if shorter, the period of the Portfolio’s operations). The financial information below for the Class IA and Class IB shares of each Portfolio has been derived from the financial statements of each Portfolio, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on each Portfolio’s financial statements as of December 31, 2008 and the financial statements themselves appear in the Trust’s Annual Report.

Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

EQ/Capital Guardian Research Portfolio(h)(p)

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2008(e)	2007(e)	2006(e)	2005(e)	2004(e)	2008(e)	2007(e)	2006(e)	2005(e)	2004(e)
Net asset value, beginning of year	$13.87	$13.94	$12.50	$11.86	$10.75	$13.88	$13.95	$12.51	$11.86	$10.76

Income (loss) from investment operations:
Net investment income	0.13	0.13	0.11	0.09	0.10	0.10	0.09	0.07	0.06	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(5.55)	0.13	1.44	0.65	1.11	(5.54)	0.13	1.45	0.66	1.10

Total from investment operations	(5.42)	0.26	1.55	0.74	1.21	(5.44)	0.22	1.52	0.72	1.17

Less distributions:
Dividends from net investment income	(0.13)	(0.18)	(0.11)	(0.10)	(0.10)	(0.11)	(0.14)	(0.08)	(0.07)	(0.07)
Distributions from realized gains	(0.20)	(0.15)	—	—	—	(0.20)	(0.15)	—	—	—

Dividends from net investment income	(0.33)	(0.33)	(0.11)	(0.10)	(0.10)	(0.31)	(0.29)	(0.08)	(0.07)	(0.07)

Net asset value, end of year	$8.12	$13.87	$13.94	$12.50	$11.86	$8.13	$13.88	$13.95	$12.51	$11.86

Total return	(39.50)%	1.89%	12.32%	6.32%	11.28%	(39.62)%	1.63%	12.12%	6.05%	10.89%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$18,434	$36,235	$4,494	$3,981	$523	$1,011,551	$1,997,795	$1,060,928	$1,025,615	$1,028,221
Ratio of expenses to average net assets:
After waivers	0.70%	0.70%	0.70%	0.70%	0.70%	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.69%	0.70%	0.69%	0.69%	0.65%	0.94%	0.95%	0.94%	0.94%	0.90%
Before waivers and fees paid indirectly	0.77%	0.76%	0.75%	0.70%	0.70%	1.02%	1.01%	1.00%	0.95%	0.95%
Ratio of net investment income to average net assets:
After waivers	1.14%	0.92%	0.81%	0.72%	0.82%	0.89%	0.59%	0.56%	0.47%	0.57%
After waivers and fees paid indirectly	1.15%	0.93%	0.82%	0.73%	0.87%	0.90%	0.59%	0.57%	0.48%	0.62%
Before waivers and fees paid indirectly	1.08%	0.86%	0.76%	0.72%	0.82%	0.83%	0.52%	0.51%	0.47%	0.57%
Portfolio turnover rate	41%	68%	28%	30%	20%	41%	68%	28%	30%	20%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$0.01	$0.01	$— #	$— #	$0.01	$0.01	$0.01	$— #	$— #

EQ Advisors Trust	Financial Highlights	53

Financial Highlights (cont’d)

EQ/Large Cap Value PLUS Portfolio(i)

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2008	2007(e)	2006(e)	2005(e)	2004	2008		2007(e)		2006(e)	2005(e)	2004
Net asset value, beginning of year	$14.27	$16.39	$14.51	$14.21	$12.77	$14.26		$16.38		$14.50	$14.20	$12.76

Income (loss) from investment operations:
Net investment income	0.43	0.35	0.30	0.26	0.20	0.31		0.30		0.26	0.22	0.18
Net realized and unrealized gain (loss) on investments	(6.57)	(1.07)	2.83	0.55	1.55	(6.49)		(1.06)		2.83	0.55	1.53

Total from investment operations	(6.14)	(0.72)	3.13	0.81	1.75	(6.18)		(0.76)		3.09	0.77	1.71

Less distributions:
Dividends from net investment income	(0.38)	(0.26)	(0.30)	(0.21)	(0.22)	(0.35)		(0.22)		(0.26)	(0.17)	(0.18)
Distributions from realized gains	—	(1.14)	(0.95)	(0.30)	(0.09)	—		(1.14)		(0.95)	(0.30)	(0.09)

Total dividends and distributions	(0.38)	(1.40)	(1.25)	(0.51)	(0.31)	(0.35)		(1.36)		(1.21)	(0.47)	(0.27)

Net asset value, end of year	$7.75	$14.27	$16.39	$14.51	$14.21	$7.73		$14.26		$16.38	$14.50	$14.20

Total return	(43.06)%	(4.30)%	21.70%	5.68%	13.74%	(43.32)%		(4.55)%		21.41%	5.42%	13.46%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,254,315	$3,770,999	$1,531,086	$1,329,984	$49,292	$1,552,709		$3,310,417		$2,844,395	$2,219,168	$2,006,001
Ratio of expenses to average net assets:
After waivers	0.70%	0.70%	0.70%	0.66%	0.70%	0.95%		0.95%		0.95%	0.91%	0.95%
After waivers and fees paid indirectly	0.64%	0.62%	0.69%	0.59%	0.70%	0.89	%(c)	0.87	%(c)	0.94%	0.84%	0.95%
Before waivers and fees paid indirectly	0.72%	0.71%	0.70%	0.66%	0.70%	0.97%		0.96	%(c)	0.95%	0.91%	0.95%
Ratio of net investment income to average net assets:
After waivers	2.36%	2.06%	1.92%	1.74%	1.74%	2.41%		1.74%		1.67%	1.49%	1.49%
After waivers and fees paid indirectly	2.42%	2.15%	1.93%	1.81%	1.74%	2.49%		1.80%		1.68%	1.56%	1.49%
Before waivers and fees paid indirectly	2.34%	2.05%	1.92%	1.74%	1.74%	2.40%		1.72%		1.67%	1.49%	1.49%
Portfolio turnover rate	39%	50%	28%	16%	28%	39%		50%		28%	16%	28%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$— #	$—	$—	$—	$—	#	$—	#	$—	$—	$—

54	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Money Market Portfolio(s)(v)

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2008(e)	2007(e)	2006(e)	2005(e)	2004	2008(e)		2007(e)	2006(e)	2005(e)	2004
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.001	$1.002	$1.000		$1.000	$1.000	$1.000	$1.001

Income (loss) from investment operations:
Net investment income	0.020	0.048	0.046	0.029	0.012	0.019		0.046	0.044	0.027	0.009
Net realized and unrealized gain (loss) on investments	0.003	—	— #	— #	(0.001)	0.002		—	— #	— #	(0.001)

Total from investment operations	0.023	0.048	0.046	0.029	0.011	0.021		0.046	0.044	0.027	0.008

Less distributions:
Dividends from net investment income	(0.023)	(0.048)	(0.046)	(0.030)	(0.012)	(0.021)		(0.046)	(0.044)	(0.027)	(0.009)

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.001	$1.000		$1.000	$1.000	$1.000	$1.000

Total return	2.36%	4.97%	4.72%	2.85%	1.02%	2.13%		4.71%	4.46%	2.65%	0.77%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,037,507	$869,405	$831,695	$737,535	$598,718	$1,928,723		$1,199,272	$918,153	$773,184	$774,625
Ratio of expenses to average net assets	0.47%	0.45%	0.44%	0.39%	0.39%	0.72	%(c)	0.70%	0.69%	0.64%	0.64%
Ratio of net investment income to average net assets	2.03%	4.83%	4.65%	2.86%	1.01%	1.95%		4.57%	4.42%	2.61%	0.76%

EQ Advisors Trust	Financial Highlights	55

Financial Highlights (cont’d)

EQ/Small Company Index Portfolio

	Class IA						Class IB
	Year Ended December 31,						Year Ended December 31,
	2008(e)	2007(e)	2006(e)		2005(e)	2004	2008(e)		2007(e)	2006(e)		2005(e)	2004
Net asset value, beginning of year	$11.61	$13.01	$11.68		$11.87	$10.47	$11.61		$13.01	$11.68		$11.87	$10.47

Income (loss) from investment operations:
Net investment income	0.14	0.18	0.15		0.13	0.08	0.11		0.14	0.11		0.10	0.07
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(4.06)	(0.43)	1.94		0.40	1.79	(4.05)		(0.42)	1.94		0.40	1.77

Total from investment operations	(3.92)	(0.25)	2.09		0.53	1.87	(3.94)		(0.28)	2.05		0.50	1.84

Less distributions:
Dividends from net investment income	(0.10)	(0.21)	(0.13)		(0.12)	(0.09)	(0.08)		(0.18)	(0.09)		(0.09)	(0.06)
Distributions from realized gains	(0.82)	(0.94)	(0.63)		(0.60)	(0.38)	(0.82)		(0.94)	(0.63)		(0.60)	(0.38)

Total dividends and distributions	(0.92)	(1.15)	(0.76)		(0.72)	(0.47)	(0.90)		(1.12)	(0.72)		(0.69)	(0.44)

Net asset value, end of year	$6.77	$11.61	$13.01		$11.68	$11.87	$6.77		$11.61	$13.01		$11.68	$11.87

Total return	(33.94)%	(1.55)%	17.98%		4.50%	17.97%	(34.12)%		(1.82)%	17.68%		4.24%	17.67%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$216,594	$130,825	$380,834		$24,343	$18,361	$430,688		$669,947	$687,050		$517,538	$480,368
Ratio of expenses to average net assets	0.45%	0.39%	0.38	%(c)	0.33%	0.38%	0.70	%(c)	0.64%	0.63	%(c)	0.58%	0.63%
Ratio of net investment income to average net assets	1.61%	1.36%	1.17%		1.09%	0.94%	1.13%		1.04%	0.87%		0.84%	0.69%
Portfolio turnover rate	48%	32%	26%		26%	21%	48%		32%	26%		26%	21%

56	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

*	Commencement of Operations.
****	Prior to December 31, 2007, these ratios were not provided.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.01.
‡	Amount is less than 1%.
‡‡	Amount is less than 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for investment income and non-class specific expense.
(d)	Reflects purchases and sales from change in investment strategy.
(e)	Net investment income and capital changes per share are based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.
(h)	On July 6, 2007, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Capital Guardian U.S. Equity Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2007 represents the results of operations of the EQ/Capital Guardian Research Portfolio.
(i)	On August 17, 2007, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AllianceBernstein Growth & Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2007 represents the results of operations of the EQ/AllianceBernstein Value Portfolio.
(k)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (38.49)%.
(l)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (38.69)%.
(p)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Diversified Portfolio and EQ/ MONY Equity Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Capital Guardian Research Portfolio.
(s)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Money Market Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Money Market Portfolio.
(v)	On July 7, 2005, this Portfolio split in the form of a dividend payable in shares of the Portfolio in order to establish a $1.00 net asset value. The dividend consisted of 10.345 shares and 10.303 shares in exchange for one (1) share of the Portfolio’s Class IA and Class IB shares, respectively. All transactions in capital stock and per share data prior to this date have been restated to give effect to the split.
(w)	Includes dividend expense.
(x)	Effective May 1, 2007, the Manager has voluntarily waived management and administration fees and reimbursed all other expenses (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of investment companies in which the Portfolio invests, Rule 12b-1 fees and extraordinary expenses).
(y)	In 2007, 0.48% and 0.41% of the Portfolio’s total return for Class IA and Class IB, respectively, consists of voluntary payments made by unaffiliated service providers in connection with cash which remained under-invested for a period of time. These payments positively impacted the net asset value of the Portfolio’s Class IA and Class IB shares by $0.07 and $0.06, respectively, per share and are included in net realized and unrealized gain on investments and foreign currency transactions.
(z)	In 2007, 0.04% of the Portfolio’s total return for each class consists of a voluntary payment made by the Adviser in connection with cash which remained under-invested for a period of time. This payment positively impacted the net asset value of the Portfolio’s Class IA and Class IB shares by $0.01 per share and is included in net realized and unrealized gain on investments.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (39.65)%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (39.78)%.
(cc)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (42.04)%.
(dd)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (42.20)%.

EQ Advisors Trust	Financial Highlights	57

If you would like more information about the Portfolios, the following documents are available free upon request. The Trust does not have a website available for accessing such information.

Annual and Semi-Annual Reports — Include more information about the Portfolios’ investments and performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the Portfolios, has been filed with the SEC and is incorporated into this Prospectus by reference.

Portfolio Holdings Disclosure — A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the Portfolios’ SAI.

To order a free copy of a Portfolio’s SAI and/or Annual and Semi-Annual Report, request other information about a Portfolio, or make shareholder inquiries, contact your financial professional, or the Portfolios at:

EQ Advisors Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 1-877-222-2144

EQ Advisors Trust currently does not maintain a website where investors can access the SAI or shareholder reports.

Your financial professional or EQ Advisors Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolios are available on the EDGAR database on the SEC’s Internet site at:

http://www.sec.gov.

Investors may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following

E-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

Washington, D.C. 20549-0102.

EQ Advisors Trust

(Investment Company Act File No. 811-07953)

© 2009 EQ Advisors Trust